CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 117,320	$ 17,980	¥ 122,149
Restricted cash	2,000	307	0
Amounts due from related parties	542	83	130,722
Accounts receivable and contract assets, net (net of allowance for credit losses of RMB 60,679 and nil as of December 31, 2019 and 2020, respectively)	158,064	24,224	139,164
Loans receivable, net (net of allowance for credit losses of nil and RMB 27,700 as of December 31, 2019 and 2020, respectively)	31,296	4,796
Short-term investment , net	0		69,618
Prepaid expenses and other current assets	61,289	9,393	91,002
Deferred tax assets , net	40,935	6,274	68,292
Property and equipment , net	19,449	2,981	39,084
Right-of-use assets	6,926	1,061	37,215
Long-term investment	87,551	13,418	3,826
TOTAL ASSETS	525,372	80,517	701,072
Liabilities including amounts of the consolidated VIEs without recourse to the Parent Company (Note 2(b)):
Payroll and welfare payables	58,288	8,933	48,524
Amounts due to related parties	8,785	1,346	872
Refund liabilities			180,104
Tax payables	279,383	42,817	179,421
Accrued expenses and other current liabilities	70,954	10,875	158,705
Other payable related to the disposal of Shanghai Caiyin	566,532	86,825	839,830
Lease liabilities	5,195	796	35,215
TOTAL LIABILITIES	989,137	151,592	1,442,671
Commitments and Contingencies (Note 15)
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	818,042	125,370	777,408
Accumulated deficit	(1,266,848)	(194,153)	(1,519,731)
Accumulated other comprehensive income (loss)	(12,817)	(1,964)	469
Total Jiayin Group shareholder’s deficit	(461,623)	(70,747)	(741,854)
Noncontrolling interests	(2,142)	(328)	255
TOTAL SHAREHOLDERS’ DEFICIT	(463,765)	(71,075)	(741,599)
TOTAL LIABILITIES AND DEFICIT	525,372	80,517	701,072
Class A Ordinary shares
SHAREHOLDERS’ DEFICIT
Class A ordinary shares (US$ 0.000000005 par value; 100,100,000 and 108,100,000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)1	0	0	0
TOTAL SHAREHOLDERS’ DEFICIT	0		0
Class B Ordinary shares
SHAREHOLDERS’ DEFICIT
Class A ordinary shares (US$ 0.000000005 par value; 100,100,000 and 108,100,000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)1	0	$ 0	0
TOTAL SHAREHOLDERS’ DEFICIT	¥ 0		¥ 0